Dividends on ordinary shares (Tables)	6 Months Ended
Jun. 30, 2026
Dividends [Abstract]
Dividends on ordinary shares

	Half year ended 30.06.26		Half year ended 30.06.25
	Per share	Total	Per share	Total
Dividends paid during the period	p	£m	p	£m
Full year dividend paid during period	5.60	769	5.50	791